November 13, 2025

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: BNY Mellon Investment Funds II, Inc.
- BNY Mellon Fixed Income Completion Funds (FICS)-C
- BNY Mellon Fixed Income Completion Funds (FICS)-CP (the "Funds")
 1933 Act File No.: 333-192305
 1940 Act File No.: 811-22912
 CIK No.: 0001591556

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information for the above-referenced Funds, that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 59 to the Registration Statement, electronically filed with the Securities and Exchange Commission on November 7, 2025.

Please address any comments or questions to my attention at (412) 234-2057.

Sincerely,

/s/ Vickie Proudley
Vickie Proudley
Associate, Paralegal I